Intangible Assets and Non-financial Assets Impairment - Additional Information (Detail) - Display CGU [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line Items]
Goodwill allocated to CGU	₩ 45,531	₩ 47,419
Percentage Increase In Discount Rate	0.68%	1.06%
Percentage Increase In Terminal Growth Rate	0.66%
Discount rate	7.00%	6.10%
Terminal growth rate	1.00%	1.00%
Amount by which units recoverable amount exceeds its carrying amount	₩ 1,663,483	₩ 3,568,588